Cover	Dec. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity File Number	333-169805
Entity Registrant Name	KUN PENG INTERNATIONAL LTD.
Entity Central Index Key	0001502557
Entity Tax Identification Number	32-0538640
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2069W, Sihui Building No 1008-B, Huihe South Street
Entity Address, Address Line Two	Banbidian Village
Entity Address, Address Line Three	Gaobeidian Town, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100124
City Area Code	+86
Local Phone Number	10-87227012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false